SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
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Check here if Amendment [  ]; Amendment Number:
                                                 -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard C. Mathes
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Title:     President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard C. Mathes               New York, NY           02/26/2013
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
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Form 13F Information Table Entry Total:         79
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Form 13F Information Table Value Total:        $95,450
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
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

                                             Form 13F Information Table

                                                                                                                       Auth-
                                                                  Value  Shrs or SH/ PUT/ Investment  Other    Voting  ority
             Name of Issuer            Title of Class   Cusip   (x$1000) Prn Amt PRN CALL Discretion Managers   Sole   Shared None
    ---------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- -------- ------ ----
 1  ABB Ltd                            Spons. ADR    000375204    1,840   88,515 SH          SOLE              88,515
 2  Allergan Inc.                          COM       018490102      204    2,225 SH          SOLE               2,225
 3  Amazon Com Inc                         COM       023135106    4,594   18,314 SH          SOLE              18,314
 4  Apple Inc.                             COM       037833100    5,416   10,177 SH          SOLE              10,177
 5  Applied Matls Inc                      COM       038222105      183   16,000 SH          SOLE              16,000
 6  B & G Foods Inc                        COM       05508R106      413   14,600 SH          SOLE              14,600
 7  Baidu Com Inc.                     Spons. ADR    056752108      364    3,631 SH          SOLE               3,631
 8  Boeing Co                              COM       097023105    1,483   19,677 SH          SOLE              19,677
 9  Broadcom Corp.                        Cl. A      111320107      282    8,500 SH          SOLE               8,500
10  Buffalo Wild Wings Inc.                COM       119848109      499    6,850 SH          SOLE               6,850
11  Carnival Corp                      Paired CTF    143658300      652   17,725 SH          SOLE              17,725
12  Caterpillar Inc Del                    COM       149123101    2,256   25,187 SH          SOLE              25,187
13  Cheesecake Factory Inc.                COM       163072101      582   17,800 SH          SOLE              17,800
14  Chevron Corp.                          COM       166764100    2,453   22,683 SH          SOLE              22,683
15  Chipotle Mexican Grill                Cl. A      169656105      513    1,725 SH          SOLE               1,725
16  Cisco Systems Inc                      COM       17275R102      432   21,963 SH          SOLE              21,963
17  Cliffs Natural Resources Inc.          COM       18683K100      295    7,650 SH          SOLE               7,650
18  Coach Inc.                             COM       189754104      480    8,650 SH          SOLE               8,650
19  Coca Cola Co.                          COM       191216099      501   13,820 SH          SOLE              13,820
20  Coca-Cola Femsa S A                Spons. ADR    191241107      238    1,600 SH          SOLE               1,600
21  Consolidated Edison                    COM       209115104      254    4,575 SH          SOLE               4,575
22  CSX Corp                               COM       126408103    1,579   80,030 SH          SOLE              80,030
23  Cummins Inc.                           COM       231021106      387    3,575 SH          SOLE               3,575
24  Deere & Co                             COM       244199105    2,023   23,412 SH          SOLE              23,412
25  Du Pont E I De Nemours                 COM       263534109    1,729   38,440 SH          SOLE              38,440
26  EBAY Inc                               COM       278642103    1,324   25,971 SH          SOLE              25,971
27  Enbridge Energy Partners               COM       29250R106    1,318   47,250 SH          SOLE              47,250
28  Exxon Mobil Corp                       COM       30231G102    2,518   29,090 SH          SOLE              29,090
29  Fedex Corp.                            COM       31428X106    2,034   22,180 SH          SOLE              22,180
30  General Mills Inc.                     COM       370334104    2,024   50,065 SH          SOLE              50,065
31  Google Inc                            Cl. A      38259P508    1,998    2,824 SH          SOLE               2,824
32  Harley Davidson Inc                    COM       412822108      905   18,528 SH          SOLE              18,528
33  HDFC Bank Ltd                      Spons. ADR    40415F101      216    5,300 SH          SOLE               5,300
34  Hershey Co.                            COM       427866108      498    6,899 SH          SOLE               6,899
35  Illinois Tool Works Inc.               COM       452308109    1,846   30,355 SH          SOLE              30,355
36  Ingersoll Rand PLC (IRELAND)           COM       G47791101    1,849   38,550 SH          SOLE              38,550
37  International Business Machines        COM       459200101    2,236   11,677 SH          SOLE              11,677
38  Johnson & Johnson                      COM       478160104    2,170   30,949 SH          SOLE              30,949
39  Kinder Morgan Energy UT LP             COM       494550106      981   12,300 SH          SOLE              12,300
40  Markwest Energy Partners LP            COM       570759100      692   13,560 SH          SOLE              13,560
41  McDonalds Corp                         COM       580135101    1,855   21,035 SH          SOLE              21,035
42  Mosaic Company (THE)                   COM       61945C103      394    6,950 SH          SOLE               6,950
43  National Oilwell Varco Inc             COM       637071101      280    4,100 SH          SOLE               4,100
44  Nestle N                           Spons. ADR    641069406    2,006   30,807 SH          SOLE              30,807
45  Nucor Corp.                            COM       670346105      722   16,725 SH          SOLE              16,725
46  Oceaneering Int'l. Inc.                COM       675232102      888   16,500 SH          SOLE              16,500
47  Panera Bread Co                       Cl. A      69840W108      421    2,650 SH          SOLE               2,650
48  Parker Hannifin Corp                   COM       701094104    2,028   23,845 SH          SOLE              23,845
49  PG & E Corp.                           COM       69331C108    1,656   41,205 SH          SOLE              41,205
50  Precision Castparts Corp               COM       740189105      502    2,650 SH          SOLE               2,650
51  Procter & Gamble Co.                   COM       742718109    1,897   27,938 SH          SOLE              27,938
52  Public Svc Entrps Group                COM       744573106    1,775   57,995 SH          SOLE              57,995
53  PVH Corp                               COM       693656100      255    2,300 SH          SOLE               2,300
54  Qualcomm Inc.                          COM       747525103    2,035   32,895 SH          SOLE              32,895
55  Salesforce.com Inc                     COM       79466L302    1,926   11,460 SH          SOLE              11,460
56  Schlumberger Ltd                       COM       806857108    1,975   28,502 SH          SOLE              28,502
57  Seadrill Ltd.                          COM       G7945E105    1,901   51,670 SH          SOLE              51,670
58  Southern Copper Corp                   COM       84265V105    1,326   35,021 SH          SOLE              35,021
59  Starbucks Corp                         COM       855244109      539   10,050 SH          SOLE              10,050
60  Starwood Hotels and Resorts            COM       85590A401      327    5,700 SH          SOLE               5,700
61  SVB Finl Group                         COM       78486Q101      766   13,681 SH          SOLE              13,681
62  Tata Motors Ltd.                   Spons. ADR    876568502      607   21,150 SH          SOLE              21,150
63  Teradata Corp                          COM       88076W103    1,668   26,953 SH          SOLE              26,953
64  Terra Nitrogen Co LP                   COM       881005201      202      945 SH          SOLE                 945
65  Tibco Software Inc.                    COM       88632Q103      347   15,800 SH          SOLE              15,800
66  Union Pacific Corp                     COM       907818108    2,020   16,065 SH          SOLE              16,065
67  Urban Outfitters Inc.                  COM       917047102      903   22,950 SH          SOLE              22,950
68  US Bancorp New                         COM       902973304    1,669   52,245 SH          SOLE              52,245
69  VMWare Inc.                           Cl. A      928563402    1,915   20,340 SH          SOLE              20,340
70  Volkswagen AG                      Spons. ADR    928662303    2,260   52,670 SH          SOLE              52,670
71  Wabco Holdings Inc.                    COM       92927K102      313    4,800 SH          SOLE               4,800
72  Whirlpool Corp                         COM       963320106    2,372   23,310 SH          SOLE              23,310
73  Whole Foods Mkt Inc                   Cl. A      966837106      365    4,000 SH          SOLE               4,000
74  Wynn Resorts Ltd                       COM       983134107      630    5,600 SH          SOLE               5,600
75  JPMorgan Chase Inc Pfd I            Preferred    46625H621      631   24,300 SH          SOLE              24,300
76  MetLife Inc Prfrd B                 Preferred    59156R603      310   12,300 SH          SOLE              12,300
77  Wells Fargo & Co Prfd J             Preferred    949746879      942   32,080 SH          SOLE              32,080
78  Ishares Inc. MSCI Malaysia             COM       464286830      303   20,000 SH          SOLE              20,000
79  MKT VECT Indonesia Index               COM       57060U753      258    9,000 SH          SOLE               9,000

totals:                                                          95,450

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00